Financial instruments by category	12 Months Ended
Jun. 30, 2018
Financial Instruments By Category
Financial instruments by category

  13. Financial instruments by category

The note shows the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

Financial assets and financial liabilities as of June 30, 2018 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
June 30, 2018		Level 1	Level 2	Level 3
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)	1,424,384	-	-	-	1,424,384	1,498,699	2,923,083
Investments in financial assets:
- Investment in equity public companies	-	201,699	-	-	201,699	-	201,699
- Non-convertible notes issued by related parties (Notes 29 and 31)	-	248,544	-	-	248,544	-	248,544
- Mutual funds	-	1,163,536	-	-	1,163,536	-	1,163,536
- ETF funds	-	121,971	-	-	121,971	-	121,971
- Government bonds	-	2,848,848	-	-	2,848,848	-	2,848,848
- Non-Convertible Notes TGLT	-	-	-	580,462	580,462	-	580,462
- Financial trusts	9,542	-	-	-	9,542	-	9,542
Derivative financial instruments
- Futures contracts	-	-	47,360	-	47,360	-	47,360
Cash and cash equivalents:
- Cash at banks and on hand	1,199,068	-	-	-	1,199,068	-	1,199,068
- Short- term investments	-	2,444,063	-	-	2,444,063	-	2,444,063
Total	2,632,994	7,028,661	47,360	580,462	10,289,477	1,498,699	11,788,176

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per statement of financial position
Trade and other payables (Note 17)	853,305	-	853,305	1,501,155	2,354,460
Derivative financial instruments
- United States treasury bonds	-	263	263	-	263
- Swaps of interest rate (ii)	-	46,448	46,448	-	46,448
Borrowings (excluding finance leases liabilities) (Note 18)	15,653,804	-	15,653,804	-	15,653,804
Total	16,507,109	46,711	16,553,820	1,501,155	18,054,975

Financial assets and financial liabilities as of June 30, 2017 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
		Level 1
June 31, 2017
Assets as per statement of financial position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 14)	1,096,254	-	1,096,254	1,266,624	2,362,878
Investments in financial assets:
- Investment in equity public companies	-	157,689	157,689	-	157,689
- Non-convertible notes issued by related parties (Notes 29 and 31)	-	267,365	267,365	-	267,365
- Mutual funds	-	196,016	196,016	-	196,016
- EFT funds	-	70,148	70,148	-	70,148
- Government bonds	-	555,748	555,748	-	555,748
- Restringed assets (*) (Note 31)	49,525	-	49,525	-	49,525
Cash and cash equivalents:
- Cash at banks and on hand	119,705	-	119,705	-	119,705
- Short- term investments	-	1,687,839	1,687,839	-	1,687,839
Total	1,265,484	2,934,805	4,200,289	1,266,624	5,466,913

(*) Represents cash related to the Employee Capitalization Plan.

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2

Liabilities as per statement of financial position
Trade and other payables (Note 17)	492,944	-	492,944	1,018,636	1,511,580
Derivative financial instruments
- Futures contracts	-	4,950	4,950	-	4,950
- Borrowings (excluding finance leases liabilities) (Note 18)	6,164,838	-	6,164,838	-	6,164,838
Total	6,657,782	4,950	6,662,732	1,018,636	7,681,368

(i)  The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.

(ii) The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panameriacan Mall S.A, with the purpose of paying for the work that is being carried out at the Polo Dot (Note 18).

Financial liabilities carried at amortized cost also include liabilities under finance leases where the Group is the lessee and which therefore have to be measured in accordance with IAS 17 “Leases”. Finance leases are excluded from the scope of IFRS 7 “Financial Instruments: Disclosures”. Therefore, finance leases have been shown separately.

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.18			06.30.17
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	1,507,724	(83,340)	1,424,384	1,182,876	(86,622)	1,096,254
Financial liabilities
Trade and other payables	(936,645)	83,340	(853,305)	(579,566)	86,622	(492,944)

Results of derivative financial instruments are included in “Financial results, net” in the statements of comprehensive income (Note 27) and can be assigned to the following categories:

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2018
Interest income	234,947	5,031	240,005
Dividend income	34,172	-	34,172
Interest expense	(928,218)	-	(928,218)
Foreign exchange losses, net	(5,993,197)	-	(5,993,197)
Other finance costs	(117,445)	-	(117,445)
Fair value gains of financial assets through profit or loss	-	2,041,061	2,041,061
Gain from derivative financial instruments	-	227,378	227,378
Net (loss) income	(6,769,741)	2,273,470	(4,496,244)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2017
Interest income	177,892	6,404	184,296
Dividend income	9,705	-	9,705
Interest expense	(639,768)	-	(639,768)
Foreign exchange losses, net	(550,408)	-	(550,408)
Other finance costs	(77,033)	-	(77,033)
Fair value gains of financial assets through profit or loss	-	203,087	203,087
Gain from derivative financial instruments	-	81,105	81,105
Loss from repurchase of non-convertible notes	-	(168)	(168)
Net (loss) income	(1,079,612)	290,428	(789,184)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2016
Interest income	94,541	7,628	102,169
Interest expense	(612,486)	-	(612,486)
Foreign exchange losses, net	(1,815,553)	-	(1,815,553)
Other finance costs	(100,051)	-	(100,051)
Fair value gains of financial assets through profit or loss	-	466,328	466,328
Gain from derivative financial instruments	-	1,248,374	1,248,374
Net (loss) income	(2,433,549)	1,722,330	(711,219)

Determination of fair values

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the date of the statement of financial position. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available.

The financial instruments the Group has allocated to this level mainly comprise equity investments, mutual funds, bonds and non-convertible notes for which quoted prices in active markets are available. In the case of equity shares, the Group allocates them to this level when either a stock market price is available or prices are provided by a price quotation on the basis of actual market transactions.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. The financial instruments the Group has allocated to this level comprise foreign-currency forward contracts.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no observable market data are available. The inputs used reflect the Group’s assumptions regarding the factors which any market player would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group uses the best available information, including internal data. The Group has determined that the value of purchase option of Arcos del Gourmet S.A. it is a level 3 financial instrument, wich fair value is zero as of June 30, 2018 and 2017.

When no quoted prices in an active market are available, fair values are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table:

Description	Pricing model	Parameters	Fair value hierarchy	Range
Foreign-currency contracts	Present value method - Theoretical price	Money market curve; Interest curve	Level 2	-
Foreign exchange curve

Arcos del Gourmet S.A. purchase option	Discounted cash flow	Projected revenues and discount rate	Level 3	Projected income: USD 0,5MM – USD 1MM Discount rate 8.7% - 9.5%

Non-Convertible Notes - TGLT	Black & Scholes - Black & Scholes	Price and volatility of the subjacent	Level 3	Price: Ps. 13 - Ps. 16 Volatility of the subjacent: 40% - 60% Market interest rate: 6% - 7%
Market Interest rate

Swaps of interest rate	Discounted cash flow	Interest rate futures	Level 2	-